ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary CNY (¥)	Capital reserve CNY (¥)	PRC statutory reserves CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Beginning Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2013	¥ 151,612		¥ 61,200	¥ 43,189	¥ 5,517	¥ 40,194		¥ 1,512
Net profit/loss | ZHEJIANG TIANLAN	14,008					14,000		8
Net profit/loss | $		$ (292)					$ (123)		$ (169)
Dividend paid | ZHEJIANG TIANLAN	(9,180)					(9,180)
Appropriation of reserves | ZHEJIANG TIANLAN	0				1,304	(1,304)
Deemed disposal of subsidiary | ZHEJIANG TIANLAN	0
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2014	156,440		61,200	43,189	6,821	43,710		1,520
Net profit/loss | ZHEJIANG TIANLAN	21,753					21,671		82
Net profit/loss | $		(1,007)					(616)		(391)
Dividend paid | ZHEJIANG TIANLAN	(9,180)					(9,180)
Appropriation of reserves | ZHEJIANG TIANLAN	0				2,273	(2,273)
Issue share capital by transfer from statutory reserves | ZHEJIANG TIANLAN	0		18,972	(18,972)
Deemed disposal of subsidiary | ZHEJIANG TIANLAN	0
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2015	169,013		80,172	24,217	9,094	53,928		1,602
Net profit/loss | ZHEJIANG TIANLAN	22,642					23,228		(586)
Net profit/loss | $		158					231		$ (73)
Dividend paid | ZHEJIANG TIANLAN	(9,220)					(9,220)
Appropriation of reserves | ZHEJIANG TIANLAN	0				2,542	(2,542)
Appropriation of reserves | $		$ 0					$ (37)
Deemed disposal of subsidiary | ZHEJIANG TIANLAN	1,000			103				897
Issue share capital | ZHEJIANG TIANLAN	3,360		1,200	2,160
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2016	¥ 186,795		¥ 81,372	¥ 26,480	¥ 11,636	¥ 65,394		¥ 1,913